Summary of Reconciles Total Consideration Transferred (Detail) - Strategic Storage Growth Trust, Inc	Oct. 01, 2018 USD ($)
Fair value of consideration transferred:
Cash	$ 346,231,561
Issuance of limited partnership units in our Operating Partnership to SS Growth Advisor, LLC	4,217,399
Total consideration transferred	$ 350,448,960